Notes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SPD Bank	$ 13,242	¥ 85,780	¥ 95,539
Total notes payable	$ 13,242	¥ 85,780	¥ 95,539